6. Stockholders' Equity (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Rick Ware Leasing [Member]
Stock issuable for lease	1,200,000
Stock issued for lease agreement, shares		400,000
Common Stock [Member]
Stock issued new, shares	0
Preferred Stock [Member]
Stock issued new, shares	0